Related Party Transactions	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Related Party Transactions
30. Related party transactions
The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and other related parties. At March 31, 2020 and 2021, the aggregate loans to the Group’s equity method investees amounted to ¥497 billion and ¥
550 billion
, respectively, and outstanding loans to MHFG Group’s directors, executive officers, and other related parties were not considered significant. There were no loans to related parties that were considered nonaccrual. During the fiscal year ended March 31, 2021, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. See Note 20 “Pension and other employee benefit plans” for further details. In addition, the other transactions with the related parties excluding loan transactions and partial withdrawal of assets from employee retirement benefit trusts, are considered immaterial.
Summarized Financial Information of the MHFG Group’s Equity Method Investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2020 and 2021, and for each of the three years ended March 31, 2021, is as follows:

	2020	2021
	(in billions of yen)
Loans	7,268	7,521
Total assets	27,036	29,540
Deposits	8,665	10,301
Total liabilities	25,014	27,247
Total equity	2,022	2,293
Noncontrolling interests	11	13

	2019	2020	2021
	(in billions of yen)
Total interest and dividend income	503	586	570
Total interest expense	165	198	188
Provision (credit) for credit losses	84	81	91
Net interest income after provision (credit) for credit losses	254	307	291
Income before income tax expense	229	196	237
Net income	201	150	178